Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Critical accounting estimates and assumptions [Line Items]
Value of contracted revenue	$ 13,300,000
Cash and cash equivalents	$ 514,078	$ 916,488	[1]	$ 585,416	$ 898,802
Lease renewal term	10 years
Percentage of unpaid regular claims accrued	100.00%
Percentage of unpaid regular claims accrual over certain years	0.00%
Percentage of change in management estimate of regulatory payables	10.00%
Increase (decrease ) in unbilled regulatory payables due to change in management estimate	$ 2,900	3,200		2,900
Nigeria
Critical accounting estimates and assumptions [Line Items]
Unbilled regulatory accruals	$ 29,400	$ 31,900		$ 28,300

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).